Debt - summary of outstanding notes (Details)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Jul. 01, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 21,117,000,000			€ 12,901,000,000	€ 15,597,000,000
Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	8,454,000,000			6,392,000,000
Medium Term Note Due March 22, 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000,000,000
Coupon %	4.75%	4.75%
Medium Term Note Due July 15, 2022
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,350,000,000
Coupon %	4.75%	4.75%
Medium Term Note Due July 7, 2023
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250,000,000
Coupon %	3.375%	3.375%	3.375%
Borrowings			€ 1,250,000,000
Medium Term Note Due March 29, 2024
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250,000,000
Coupon %	3.75%	3.75%
Medium Term Note Due January 5, 2026
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250,000,000
Coupon %	3.875%	3.875%	3.875%
Borrowings			€ 1,250,000,000
Medium Term Note Due July 7, 2028
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000,000,000
Coupon %	4.50%	4.50%	4.50%
Borrowings			€ 1,000,000,000.0
Medium Term Note, Others
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 7,000,000
Medium Term Note, Others | Top of range
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 50,000,000
Other Notes Due April 15, 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 1,500,000,000
Coupon %	4.50%	4.50%				4.50%	4.50%
Borrowings						€ 1,400,000,000	$ 1,500,000,000
Other Notes Due April 15, 2023
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 1,500,000,000
Coupon %	5.25%	5.25%				5.25%	5.25%
Borrowings						€ 1,400,000,000	$ 1,500,000,000
Gross amount | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 7,107,000,000			3,607,000,000
Gross amount | Medium Term Note Due March 22, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	1,000,000,000			1,000,000,000
Gross amount | Medium Term Note Due July 15, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	1,350,000,000			1,350,000,000
Gross amount | Medium Term Note Due July 7, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	1,250,000,000			0
Gross amount | Medium Term Note Due March 29, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	1,250,000,000			1,250,000,000
Gross amount | Medium Term Note Due January 5, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	1,250,000,000			0
Gross amount | Medium Term Note Due July 7, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	1,000,000,000			0
Gross amount | Medium Term Note, Others
Disclosure of detailed information about borrowings [line items]
Borrowings	7,000,000			7,000,000
Gross amount | Other Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	1,223,000,000			2,670,000,000
Gross amount | Other Notes Due April 15, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	0			1,335,000,000
Gross amount | Other Notes Due April 15, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	1,223,000,000			1,335,000,000
Hedging effect, accrued interest and amortized cost valuation
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 124,000,000			€ 115,000,000